FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Report here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AT&T Investment Management Corporation ("ATTIMCO")
Address:        295 North Maple Avenue, Room 7202M2
                Basking Ridge, NJ  07920

13F File Number:  28-5552

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Lynn Carroll
Title:  Vice President and Chief Operating Officer
Phone:	908-221-2574

Signature, Place and Date of Signing:

Lynn Carroll        Basking Ridge, NJ        July 30, 2001
------------        -----------------        -------------
[Signature]           [City, State]             [Date]


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                         FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  $237,079.844


List of Other Included Managers:  None

                                   FORM 13F INFORMATION TABLE

		   		       Value	   Shares/    Investment  Other       Voting
Name of 	 Title of Cusip       (x$1000)	   Prn	      Discretion  Man.      Authority
Issuer		 Class		 	           Amt        		         Sole Shared None
---------------- --------  ---------  -----------  ---------  ----------  -----  ----------------
Taubman Centers, Common	   876664103   16,100.000  1,150,000     Sole            Sole  1,150,000
Inc.
Simon Property   Common	   828806109  174,417.758  5,819,745     Sole	         Sole  5,819,745
Group, Inc.
Simon Property   Pfd       828806406   46,562.086    578,411     Sole	         None    578,411
Group, Inc.	 Conv.
                 Series B